Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of financial assets [abstract]
Cash and deposits in banks	$ 745,313.2		$ 653,580.6
Government bonds	2,668.9		3,716.1
Repurchase agreements			1,750.4
Commercial paper			1,123.5
Cash and cash equivalents	$ 747,982.1	$ 26,799.8	$ 660,170.6	$ 23,653.6	$ 467,613.4	$ 455,399.3